RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

10. RELATED PARTY TRANSACTIONS AND BALANCES

Related parties are defined as management and members of the Company and/or members of their immediate family and/or other companies and/or entities in which a board member or senior officer is a principal owner or senior executive. Other than disclosed elsewhere in the financial statements, related party transactions and balances are as follows:

Mercer Park, L.P., a company owned by an executive of Ayr, entered into a management agreement with the Company dated May 24, 2019. As of December 31, 2021, and 2020, $934,683 and $83,371 was included in prepaid expenses, a majority of which is for a letter of credit for an operating lease. Included in expenses for the years ended December 31, 2021 and 2020, are management fees of $11,085,048 and $4,125,611 that are included in general and administrative expenses and embedded lease fees of $574,516 and $462,300 that are included in operating lease expense, respectively.

The management fee is paid monthly and varies based on actual costs incurred by the related entity when providing the Company administrative support, management services, office space, and utilities. In addition, the management fees pay other corporate or centralized expenses based on actual cost, including but not limited to legal and professional fees, software, and insurance. The agreement is a month-to-month arrangement.

As of December 31, 2021, and 2020, Glass House Brands Inc. (“Glass House”), formerly, Mercer Park Brand Acquisition Corp., a company that had limited services shared with the Company, owed to Ayr $nil and $135,000. This is included in due from related parties on the balance sheet. The arrangement ended during year ended December 31, 2021.

During the year ended December 31, 2021, the Company incurred fees from Panther Residential Management, LLC (“Panther”), a company partially owned by a board member of Ayr. The total incurred fees were $82,000 (2020: $102,000) of office expenses, $900,000 (2020: $450,000) of rental fees, and $241,783 (2020: $297,805) of interest expense.

Refer to Notes 11 and 14 for additional information around the debts payable and non-cash stock-based compensation plan and calculation, respectively, for the years ended December 31, 2021 and 2020.